Note 17 - Income (Loss) Per Common Share (Details) - Calculation Of Basic And Diluted Net Loss Per Share (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Calculation Of Basic And Diluted Net Loss Per Share [Abstract]
Net income (loss) (in Dollars)	$ (6,725)	$ (1,063)	$ (12,129)	$ (11,040)	$ (14,025)	$ 6,155
Net income (loss) available (attributable) to common stockholders (in Dollars)					$ (14,025)	$ 6,155
Basic income (loss) per share (in Dollars per share)					$ (0.07)	$ 0.05
Diluted income (loss) per share (in Dollars per share)					$ (0.07)	$ 0.03
Number of weighted average shares - basic					188,298,113	118,523,228
Number of weighted average shares - diluted					188,298,113	163,292,496